Convertible Notes (Tables)	6 Months Ended
Sep. 30, 2021
Closed Block Disclosure [Abstract]
Schedule of convertible debt
	September 30, 2021	March 31, 2021
Note #6, maturing March 31, 2022	6,000,000	6,000,000
Less: debt discount	(6,000,000)	(1,976,688)
Total	$-	$4,023,312